S-K 1603(c) Fiduciary Duties to Other Companies	Aug. 12, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties, contractual obligations or other material management relationships:

Individual	Entity	Entity’s Business	Affiliation
Dean C. Kehler	Trimaran Capital Partners	Investments	Managing Partner
	NioCorp Developments Ltd.	Mnining	Director
	BCP Investment Corp.	Investments	Director

Michael G. Maselli	Trimaran Capital Partners	Investments	Managing Director
	City Wholesale Liquor Co. Inc.	Consumer products	Director
	NioCorp Developments Ltd.	Mining	Director

Jordan S. Bloom	Trimaran Capital Partners	Investments	Vice President

William Maselli	Essex Healthcare Partners	Investments	Partner

Ernestine Fu Mak	Brave Capital	Investments	Managing Partner
	Alsop Louie Partners	Investments	Venture Partner
	MilVet Angels Foundation	Investments	Trustee & Board Member
	Stanford Frontier Technology Lab	Technology	Co-Director
	The Jackson Laboratory	Medical	Trustee & Board Member

Edward Goldthorpe	BC Partners Credit	Investments	Managing Partner
	BCP Investment Corporation	Investments	Chairman & CEO
	Financial Accounting Foundation	Accounting	Director
	TPG RE Finance Trust, Inc.	Investments	Director
	Mount Logan Capital Inc.	Asset Management	CEO & Chairman

Jay R. Bloom	Trimaran Capital Partners	Investments	Managing Partner
	Richman Center for Business, Law and Public Policy	Education	Advisory Board Member
	Cooper Road, LLC	Investments	Managing Member

Arthur D. Baer	Just Glo Holdings, LLC	Consumer Medical Services	Executive Chairman
	ADB Holdings I, LLC	Consulting	Managing Member

SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

●	duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;
●	duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;
●	duty to not improperly fetter the exercise of future discretion;
●	duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;
●	duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and
●	duty to exercise independent judgment.